Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025
Balance Sheet Items, Except for Equity Accounts [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.06898	0.069931
Items in the statements of operations and comprehensive loss, and statements of cash flows [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.069218		0.072728